Quarterly Report
February 29, 2024
MFS®  Government Markets Income Trust
MGF-Q1

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.8%
U.S. Bonds – 96.6%
Asset-Backed & Securitized – 6.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.016%, 11/15/2054 (i)	$1,164,895	$55,444
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	323,500	316,624
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.932% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	175,500	171,026
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.832% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	374,500	365,305
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.974% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	502,794
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,728
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)	1,168,805	75,059
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)	977,258	77,188
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.461%, 12/15/2055 (i)	1,230,496	43,865
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)	1,968,591	115,129
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.146%, 3/15/2054 (i)	1,168,082	60,106
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)	1,595,306	68,375
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)	1,449,263	86,672
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)	2,191,732	139,561
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.032%, 9/15/2054 (i)	1,880,381	92,197
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.632% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	197,061	193,576
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.912% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	253,500	244,513
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	323,513
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	98,646	95,065
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.425% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	328,465	329,088
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.857%, 12/15/2072 (i)(n)	1,412,892	52,546
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.298%, 2/15/2054 (i)	1,496,079	99,580
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.772%, 4/15/2054 (i)	993,551	36,980
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)	988,405	51,978
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	192,313	192,303
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	100,000	100,390
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	114,970	115,810
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	56,117	55,969
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.182% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	283,500	279,831
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.082% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	490,763
MF1 2021-FL5 Ltd., “AS”, FLR, 6.632% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	173,500	170,489
MF1 2021-FL5 Ltd., “B”, FLR, 6.882% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	279,500	274,533
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	1,500,626	47,442
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)	734,482	43,434
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)	1,128,415	60,374
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.092%, 10/15/2054 (i)	3,348,384	171,728
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	121,000	121,669
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	50,000	50,164
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	113,460	113,216
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	98,422	98,266
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	63,000	62,547
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.635% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	152,158	150,847
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	92,000	92,030
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	235,309	234,059
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	99,170	98,447
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.934%, 1/15/2052 (i)(n)	854,545	29,388
		$6,750,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Broadcasting – 0.9%
Discovery Communications LLC, 4.65%, 5/15/2050	$229,000	$173,658
Walt Disney Co., 3.5%, 5/13/2040	612,000	491,044
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	379,000	334,349
		$999,051
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$238,651
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	73,226
		$311,877
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$223,951
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$143,865
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$171,000	$170,842
Electronics – 0.6%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$587,968
Food & Beverages – 0.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$488,000	$427,781
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	34,199
		$461,980
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$42,000	$40,356
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$463,675
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$156,182
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$74,092
Major Banks – 1.8%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$628,071
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	627,529
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	534,182
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	122,731
		$1,912,513
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$110,083
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	94,609
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	586,024
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	106,000	106,793
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	174,803
		$1,072,312
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$93,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – 42.8%
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	$2,556,097	$2,342,880
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	1,273,842	1,159,241
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	146,288	150,510
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	202,802	181,776
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	59,923	5,116
Fannie Mae, 2%, 1/25/2033 - 4/25/2046	128,503	117,000
Fannie Mae, 3%, 2/25/2033 (i)	92,178	7,570
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	844,036	856,948
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	238,088	244,371
Fannie Mae, 5%, 6/01/2035 - 3/25/2042	267,868	265,344
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,827,616	1,719,421
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	340,827	332,426
Fannie Mae, 2.25%, 4/25/2041	71,640	66,298
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	256,864	235,470
Fannie Mae, 2.75%, 9/25/2042	75,517	70,599
Fannie Mae, 5.736%, 12/25/2045	31,030	29,919
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 7/01/2052	4,706,382	3,922,559
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 11/01/2052	390,563	388,320
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	3,964,561	3,172,626
Fannie Mae, UMBS, 1.5%, 3/01/2051	119,704	89,601
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2053	1,474,586	1,267,631
Fannie Mae, UMBS, 4%, 8/01/2051	98,165	91,478
Fannie Mae, UMBS, 3.5%, 5/01/2052	69,291	61,928
Fannie Mae, UMBS, 4.5%, 9/01/2052	86,433	82,574
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	721,277	726,719
Freddie Mac, 0.941%, 4/25/2024 (i)	1,654,408	377
Freddie Mac, 0.643%, 7/25/2024 (i)	3,171,203	3,493
Freddie Mac, 3.064%, 8/25/2024	413,956	409,041
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	364,955	356,008
Freddie Mac, 2.67%, 12/25/2024	827,000	810,656
Freddie Mac, 0.069%, 5/25/2025 (i)	21,790,570	27,809
Freddie Mac, 3.208%, 2/25/2026	170,404	165,255
Freddie Mac, 1.366%, 3/25/2027 (i)	391,000	14,625
Freddie Mac, 5.686%, 3/25/2027	121,979	120,821
Freddie Mac, 3.117%, 6/25/2027	200,000	190,547
Freddie Mac, 0.569%, 7/25/2027 (i)	8,237,499	132,867
Freddie Mac, 0.417%, 8/25/2027 (i)	6,370,288	80,426
Freddie Mac, 0.294%, 1/25/2028 (i)	11,365,898	121,415
Freddie Mac, 0.304%, 1/25/2028 (i)	4,882,450	53,846
Freddie Mac, 0.134%, 2/25/2028 (i)	13,599,550	74,270
Freddie Mac, 0.118%, 4/25/2028 (i)	8,890,759	47,847
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	2,324,644	2,102,018
Freddie Mac, 3.5%, 6/15/2028 - 10/25/2058	2,320,819	2,139,314
Freddie Mac, 4.86%, 10/25/2028	52,609	52,774
Freddie Mac, 5.976%, 3/25/2029	292,666	292,721
Freddie Mac, 1.09%, 7/25/2029 (i)	1,253,020	59,614
Freddie Mac, 5.966%, 7/25/2029 - 9/25/2029	846,570	847,129
Freddie Mac, 1.142%, 8/25/2029 (i)	2,533,345	127,258
Freddie Mac, 6.006%, 9/25/2029	324,115	324,527
Freddie Mac, 5.816%, 12/25/2029	137,500	136,724
Freddie Mac, 1.799%, 4/25/2030 (i)	600,527	55,707
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	121,335
Freddie Mac, 1.666%, 5/25/2030 (i)	612,877	52,809
Freddie Mac, 1.798%, 5/25/2030 (i)	1,389,954	129,364
Freddie Mac, 1.115%, 6/25/2030 (i)	887,038	49,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.341%, 6/25/2030 (i)	$559,633	$39,432
Freddie Mac, 5.711%, 6/25/2030	105,167	104,783
Freddie Mac, 5.751%, 6/25/2030	77,175	76,696
Freddie Mac, 1.599%, 8/25/2030 (i)	633,757	54,240
Freddie Mac, 1.169%, 9/25/2030 (i)	314,905	19,986
Freddie Mac, 1.08%, 11/25/2030 (i)	789,331	47,614
Freddie Mac, 4.94%, 11/25/2030	169,740	171,144
Freddie Mac, 0.327%, 1/25/2031 (i)	2,855,327	48,798
Freddie Mac, 0.781%, 1/25/2031 (i)	873,865	39,348
Freddie Mac, 0.935%, 1/25/2031 (i)	663,744	35,074
Freddie Mac, 0.515%, 3/25/2031 (i)	2,266,485	63,779
Freddie Mac, 0.732%, 3/25/2031 (i)	973,113	42,007
Freddie Mac, 1.215%, 5/25/2031 (i)	399,402	28,325
Freddie Mac, 0.938%, 7/25/2031 (i)	489,989	28,534
Freddie Mac, 0.536%, 9/25/2031 (i)	2,619,786	85,481
Freddie Mac, 0.856%, 9/25/2031 (i)	2,591,485	133,503
Freddie Mac, 0.349%, 11/25/2031 (i)	3,899,181	88,395
Freddie Mac, 0.498%, 12/25/2031 (i)	3,898,081	121,799
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	22,611
Freddie Mac, 0.154%, 11/25/2032 (i)	3,670,222	52,838
Freddie Mac, 6.051%, 7/25/2033	527,584	528,673
Freddie Mac, 0.128%, 8/25/2033 (i)	2,899,969	41,177
Freddie Mac, 5.639%, 4/15/2035	9,187	9,091
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	209,831	216,208
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	153,259	155,831
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	664,242	660,586
Freddie Mac, 5.5%, 2/15/2036 (i)	23,901	4,230
Freddie Mac, 6.5%, 5/01/2037	29,037	30,438
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	153,151	144,708
Freddie Mac, 5.689%, 3/15/2039	128,038	123,879
Freddie Mac, 4.5%, 12/15/2040 (i)	4,503	357
Freddie Mac, 6.772%, 10/25/2053	50,602	51,478
Freddie Mac, 3.25%, 11/25/2061	353,314	310,147
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	2,252,068	1,867,264
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	2,541,867	2,015,394
Freddie Mac, UMBS, 1.5%, 6/01/2051	436,413	326,361
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	129,851	116,521
Freddie Mac, UMBS, 3%, 1/01/2052 - 6/01/2052	397,695	340,848
Freddie Mac, UMBS, 4%, 5/01/2052	179,412	166,420
Freddie Mac, UMBS, 5%, 7/01/2052 - 2/01/2054	690,737	670,991
Freddie Mac, UMBS, 5.5%, 4/01/2053	71,066	71,187
Freddie Mac, UMBS, 6%, 11/01/2053	381,162	382,851
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	269,874	275,307
Ginnie Mae, 5.673%, 8/20/2034	62,785	63,724
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	295,110	278,720
Ginnie Mae, 4.5%, 9/20/2041 - 9/20/2052	916,228	877,911
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	202,754	29,514
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	609,581	561,470
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	1,899,983	1,609,064
Ginnie Mae, 4%, 8/16/2042 (i)	38,841	5,534
Ginnie Mae, 2.25%, 9/20/2043	16,210	15,657
Ginnie Mae, 3%, 4/20/2045 - 11/20/2051	723,843	641,217
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052	474,658	386,374
Ginnie Mae, 5%, 1/20/2053 - 1/20/2054	663,535	648,325
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	1,121,850	1,131,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 0.584%, 2/16/2059 (i)	$170,914	$5,153
Ginnie Mae, TBA, 6.5%, 3/15/2054	300,000	304,069
Ginnie Mae, TBA, 3%, 3/20/2054	675,000	591,721
Ginnie Mae, TBA, 5%, 3/20/2054	400,000	390,681
Ginnie Mae, TBA, 5.5%, 3/20/2054	625,000	620,825
Ginnie Mae, TBA, 2%, 4/15/2054	620,008	505,088
Ginnie Mae, TBA , 7%, 3/20/2054	25,000	25,499
UMBS, TBA, 2%, 3/13/2054 - 4/25/2054	911,626	716,724
UMBS, TBA, 2.5%, 3/25/2054	250,000	205,377
		$46,116,810
Municipals – 2.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$345,000	$339,290
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	648,591
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	155,000	142,853
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,005
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	189,100
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	515,000	445,372
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	6,280	6,103
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	38,543
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	918,696
		$2,732,553
Telecommunications - Wireless – 0.5%
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$569,823
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.52%, 6/01/2024	$2,175	$2,172
Small Business Administration, 2.21%, 2/01/2033	56,565	51,159
Small Business Administration, 2.22%, 3/01/2033	89,233	81,118
Small Business Administration, 3.15%, 7/01/2033	73,736	68,792
Small Business Administration, 3.62%, 9/01/2033	74,276	70,679
		$273,920
U.S. Treasury Obligations – 36.5%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,806,190
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	50,138
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	642,219
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	354,913
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,121,996
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,573,813
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	372,353
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,335,737
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	2,911,697
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,654,821
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	430,525
U.S. Treasury Notes, 2.5%, 5/15/2024	705,000	700,842
U.S. Treasury Notes, 4.125%, 1/31/2025	232,000	229,988
U.S. Treasury Notes, 3.875%, 4/30/2025	2,507,000	2,476,544
U.S. Treasury Notes, 4.25%, 5/31/2025	1,898,000	1,882,430
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,574,789
U.S. Treasury Notes, 5%, 9/30/2025	3,216,000	3,226,301
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	521,885
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	624,392
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	5,694,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4%, 2/29/2028	$3,068,000	$3,030,249
U.S. Treasury Notes, 3.25%, 5/15/2042	165,000	138,755
		$39,354,748
Utilities - Electric Power – 1.4%
FirstEnergy Corp., 4.15%, 7/15/2027	$694,000	$659,125
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	356,434
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	500,000	498,475
		$1,514,034
Total U.S. Bonds		$104,024,418
Foreign Bonds – 5.2%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,614
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$383,520
Chile – 0.7%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$234,177
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)	200,000	202,856
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)	200,000	197,365
Republic of Chile, 2.55%, 1/27/2032	200,000	168,127
		$802,525
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$434,331
India – 0.9%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$260,569
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	317,001
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	365,871
		$943,441
Indonesia – 0.3%
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$333,962
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$300,218
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$340,984
Mexico – 0.5%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$195,607
United Mexican States, 4.75%, 4/27/2032	324,000	304,681
		$500,288
Philippines – 0.2%
Republic of Philippines, 5.5%, 1/17/2048	$200,000	$201,443
Poland – 0.2%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)	$264,000	$274,105
United Arab Emirates – 0.2%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)	$200,000	$194,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$587,211
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	203,598
		$790,809
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$100,850
Total Foreign Bonds		$5,616,782
Total Bonds		$109,641,200
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.37% (v)	268,999	$268,999

Other Assets, Less Liabilities – (2.0)%		(2,176,359)
Net Assets – 100.0%		$107,733,840
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $268,999 and $109,641,200, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,175,288, representing 9.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.635% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/21	$152,158	$150,847
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/29/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	213	$23,523,188	June - 2024	$71,531
U.S. Treasury Note 5 yr	Long	USD	40	4,276,250	June - 2024	3,124
U.S. Treasury Ultra Bond 30 yr	Long	USD	20	2,557,500	June - 2024	14,462
						$89,117
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	44	$5,247,000	June - 2024	$(23,861)
U.S. Treasury Note 2 yr	Short	USD	35	7,166,250	June - 2024	(5,747)
U.S. Treasury Ultra Note 10 yr	Short	USD	74	8,448,719	June - 2024	(41,355)
						$(70,963)
At February 29, 2024, the fund had liquid securities with an aggregate value of $360,574 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$39,628,668	$—	$39,628,668
Non - U.S. Sovereign Debt	—	3,741,849	—	3,741,849
Municipal Bonds	—	2,732,553	—	2,732,553
U.S. Corporate Bonds	—	8,795,777	—	8,795,777
Residential Mortgage-Backed Securities	—	46,660,798	—	46,660,798
Commercial Mortgage-Backed Securities	—	3,320,571	—	3,320,571
Asset-Backed Securities (including CDOs)	—	2,886,052	—	2,886,052
Foreign Bonds	—	1,874,932	—	1,874,932
Mutual Funds	268,999	—	—	268,999
Total	$268,999	$109,641,200	$—	$109,910,199
Other Financial Instruments
Futures Contracts – Assets	$89,117	$—	$—	$89,117
Futures Contracts – Liabilities	(70,963)	—	—	(70,963)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,282,508	$10,063,473	$11,077,247	$301	$(36)	$268,999
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,928	$—